Cover	Sep. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-42962
Entity Registrant Name	HALL CHADWICK ACQUISITION CORP.
Entity Central Index Key	0002079013
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 North Bridge Road
Entity Address, Address Line Two	#18-06 High Street Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	179094
City Area Code	65
Local Phone Number	90882642
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one Share Right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one Share Right
Trading Symbol	HCACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	HCAC
Security Exchange Name	NASDAQ
Share Rights, each right entitling the holder to receive one tenth (1/10) of a Class A ordinary share
Title of 12(b) Security	Share Rights, each right entitling the holder to receive one tenth (1/10) of a Class A ordinary share
Trading Symbol	HCACR
Security Exchange Name	NASDAQ